Basis of Presentation and Significant Accounting Policies - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Accrued capital expenditures		$ 151,965	$ 7,252
Accrued production expenses		10,879	0
Accrued general and administrative expenses		7,450	2,696
Other		6,200	297
Total accrued liabilities	$ 131,403	$ 176,494	$ 10,245